SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Noncontrolling Interest [Abstract]
Balance		¥ 154,977	¥ 148,341
Accretion to redemption value of redeemable non-controlling interests		7,986	3,300
Balance	$ 42,536	304,709	¥ 151,641
Issuance of redeemable non-controlling interests		¥ 141,746